Inventories (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 06, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total consideration				$ 2,317,209
Cost of inventories				$ 833,774	$ 916,761
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total consideration			$ 786,853
Cost of inventories		$ 252,992	$ 348,693
Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Ordinary shares [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage				30.00%	30.00%
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage		30.00%	30.00%
Vax Biotech Sdn Bhd [member] | Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased					3,000
Share price					$ 0.2246
Total consideration					$ 674
Vax Biotech Sdn Bhd [member] | Ordinary shares [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased					3,000
Share price					$ 0.2246
Total consideration					$ 674
Cilo Cybin Holdings Limited [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	40.50%			40.50%
Cilo Cybin Holdings Limited [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	40.50%	40.50%
Cilo Cybin Holdings Limited [member] | Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90
Cilo Cybin Holdings Limited [member] | Ordinary shares [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90